Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Intangible Assets And Goodwill [Line Items]
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate	$ 339
Segment, Discontinued Operations | Availability Services
Intangible Assets And Goodwill [Line Items]
Royalty-free period	2 years
Right-to-use asset	8
50 Basis Point Decrease in Assumed Royalty Rate
Intangible Assets And Goodwill [Line Items]
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate	133	156
100 Basis Point Decrease in Assumed Royalty Rate
Intangible Assets And Goodwill [Line Items]
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate	265	372
50 Basis Point Increase in Discount Rate
Intangible Assets And Goodwill [Line Items]
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate	14	51
100 Basis Point Increase in Discount Rate
Intangible Assets And Goodwill [Line Items]
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate	$ 28